Expense Example - FidelityGrowthDiscoveryFund-KPRO - FidelityGrowthDiscoveryFund-KPRO - Fidelity Growth Discovery Fund - Fidelity Growth Discovery Fund - Class K	Aug. 29, 2023 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906